Stock-based Compensation - Summary of Stock Option Using The Black-Scholes Option-Pricing Model On Grant Date (Details)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Service-based stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	1.72%	1.08%
Volatility	55.00%
Dividend yield	0.00%	0.00%
Weighted average expected term (in years)	4 years 7 months 6 days	9 years 6 months
Service-based stock options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility		53.00%
Service-based stock options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility		66.20%
Performance-based stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate	1.72%	1.08%
Volatility	55.00%
Dividend yield	0.00%	0.00%
Weighted average expected term (in years)	7 years 9 months 18 days	8 years 1 month 6 days
Performance-based stock options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility		53.00%
Performance-based stock options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility		66.20%